SIGNIFICANT ACCOUNTING POLICIES (Narrative) (Details)	12 Months Ended
Dec. 31, 2023
Capitalised development expenditure [member]
Disclosure of maturity analysis of operating lease payments [line items]
Description of useful life, intangible assets other than goodwill	3-8 years